Parent Company Financial Statement, As Restated - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net income	$ 2,771	$ 2,002	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Net change in operating assets and liabilities:
Net change in other assets			945	835	584	(1,571)
Net change in other liabilities			(701)	(971)	2,098	(559)
Net cash provided by (used in) operating activities			10,092	8,170	13,852	7,147
Cash Flows From Investing Activities:
Net decrease in time deposits with other banks						748
Purchase of premises and equipment			(5,356)	(7,709)	(14,164)	(7,260)
Net cash provided by (used in) investing activities			(89,115)	(138,202)	(149,931)	(41,086)
Cash Flows From Financing Activities:
Proceeds of borrowings				16,762	19,177	76,294
Repayment of borrowings			(11,450)	(4,956)	(8,782)	(62,128)
Exercise of stock options and warrants			2,362	471	471	59
Net cash provided by (used in) financing activities			65,212	40,982	41,796	95,576
Cash at Beginning of Period			57,949	152,232	152,232
Cash at End of Period	$ 44,138		44,138		57,949	152,232
Parent Company
Cash Flows From Operating Activities:
Net income					4,753	3,715
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries					(7,963)	(6,019)
Stock-based compensation expense					1,520	1,069
Net change in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries					0	0
Net change in other assets					(1,190)	(1,264)
Net change in other liabilities					4,071	522
Net cash provided by (used in) operating activities					1,191	(1,977)
Cash Flows From Investing Activities:
Net decrease in time deposits with other banks						250
Purchase of premises and equipment						(12)
Capital contribution					(2,788)	(5,000)
Net cash provided by (used in) investing activities					(2,788)	(4,762)
Cash Flows From Financing Activities:
Proceeds of borrowings					7,788	5,000
Repayment of borrowings					(5,000)
Exercise of stock options and warrants					471	59
Net cash provided by (used in) financing activities					3,259	5,059
Net Change in Cash					1,662	(1,680)
Cash at Beginning of Period			$ 1,837	$ 175	175	1,855
Cash at End of Period					$ 1,837	$ 175